Summary of Significant Accounting Policies (Details Narrative)	3 Months Ended		4 Months Ended	12 Months Ended
	Mar. 31, 2026 USD ($) Segment	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) Segment	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Product Information [Line Items]
Number of operating segment | Segment	1		1
Number of reportable segment | Segment	1		1
Boost Run Holdings LLC [Member]
Product Information [Line Items]
Deferred transaction costs	$ 1,662,000		$ 1,002,000	$ 1,002,000
Revenues	$ 10,956,000	$ 4,140,000		26,887,000	$ 7,935,000
Boost Run Holdings LLC [Member] | U S D Coin [Member]
Product Information [Line Items]
Revenues				$ 0
Three Customer [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Boost Run Holdings LLC [Member]
Product Information [Line Items]
Concentration risk, percentage				76.00%	94.00%
Three Customer [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member] | Boost Run Holdings LLC [Member]
Product Information [Line Items]
Concentration risk, percentage				95.00%
One Customer [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member] | Boost Run Holdings LLC [Member]
Product Information [Line Items]
Concentration risk, percentage					89.00%